INCOME TAXES - Disclosure of detailed information about components of deferred income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Major components of tax expense (income) [abstract]
Current expense	$ 0	$ 30
Prior year adjustments	0	(225)
Current tax	0	(195)
Origination and reversal of temporary differences	(7,052)	(57,438)
Change in unrecognized temporary differences	4,666	48,344
Prior year adjustments	2,386	5,477
Deferred tax	0	(3,617)
Total income tax recovery	$ 0	$ (3,812)